Related Party Disclosures	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Related Party Disclosures	Related Party Disclosures
21.1    Parent and Ultimate Controlling Party
ATHOS KG, Holzkirchen, Germany is the sole shareholder of AT Impf GmbH, Munich, Germany and beneficial owner of our ordinary shares. ATHOS KG via AT Impf GmbH has de facto control over BioNTech based on its substantial shareholding, which practically enables it to exercise the majority of voting rights to pass resolutions at our Annual General Meeting, or AGM.
21.2    Transactions with Key Management Personnel
In May 2023, at the Annual General Meeting, our shareholders reappointed Ulrich Wandschneider and Michael Motschmann as members of the Supervisory Board. In addition, Nicola Blackwood was appointed to our Supervisory Board. She succeeded Christoph Huber, who left the Supervisory Board after reaching the applicable retirement age limit.
Key Management Personnel Compensation
Our key management personnel has been defined as the members of the Management Board and the Supervisory Board. Key management personnel compensation is comprised of the following:

	Years ended December 31,
(in millions €)	2023	2022	2021
Management Board	8.3	15.0	20.4
Fixed compensation	3.9	2.9	2.2
Short-term incentive – first installment	0.7	0.6	0.6
Short-term incentive – second installment(1)	1.0	0.7	1.2
Other variable compensation(2)	0.8	0.1	—
Share-based payments (incl. long-term incentive)(3)	1.9	10.7	16.4
Supervisory Board	0.6	0.5	0.4
Total compensation paid to key management personnel	8.9	15.5	20.8
(1)    The fair value of the second installment of the short-term incentive compensation which has been classified as a cash-settled share-based payment arrangement was determined pursuant to the regulations of IFRS 2 “Share-based Payments.” This table shows the pro-rata share of personnel expenses for the respective financial year that are recognized over the award’s vesting period beginning as of the service commencement date (date when entering or renewing service agreements) until each separate determination date and are remeasured until settlement date.
(2)    Includes a one-time signing and retention cash payment agreed when renewing the service agreement agreed with Sean Marett.
(3)    The fair value of the share-based payments was determined pursuant to the regulations of IFRS 2 “Stock-based Payments.” This table shows the pro-rata share of personnel expenses resulting from stock-based compensation for the respective financial year. During the years ended December 31, 2023, 2022, and 2021, the amounts included expenses derived from a one-time signing bonus granted to Jens Holstein as of his appointment to the Management Board in the form of 4,246 phantom shares.
Management Board members participated in our ESOP program (see Note 16). Out of the 5,152,410 option rights granted to our Management Board under the ESOP 2018 program 4,921,630 options were exercised during the year ended December 31, 2022. The remaining 230,780 option rights were exercised by Sean Marett in May 2023. As of December 31, 2023, no further options issued to our Management Board members are outstanding.
21.3    Related Party Transactions
The total amount of transactions with ATHOS KG or entities controlled by it was as follows for the periods indicated:

	Years ended December 31,
(in millions €)	2023	2022	2021
Purchases of various goods and services from entities controlled by ATHOS KG	0.3	0.3	0.9
Purchases of property and other assets from entities controlled by ATHOS KG	—	62.5	—
Total	0.3	62.8	0.9
On December 22, 2022, we entered into a purchase agreement with Santo Service GmbH, pursuant to which we acquired the real estate property An der Goldgrube 12 and the existing laboratory and office building including any movable assets for a total consideration of €62.5 million. The purchase price was paid during the year ended December 31, 2022. Santo Service GmbH is wholly owned by AT Impf GmbH, that is controlled by ATHOS KG.
The outstanding balances of transactions with ATHOS KG or entities controlled by them were as follows as of the periods indicated:

(in millions €)	December 31, 2023	December 31, 2022
ATHOS KG	0.4	—
Total	0.4	—
None of the balances are secured and no bad debt expense has been recognized in respect of amounts owed by related parties.